AB Corporate Shares

AB Municipal Income Shares N

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.9%
Long-Term Municipal Bonds – 93.9%
Alabama – 9.3%
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	$1,000	$1,051,162
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033	2,000	2,092,878
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,035,939
Series 2025-E 5.00%, 12/01/2055	7,000	7,238,489
Series 2026 5.00%, 11/01/2036	1,000	1,031,828
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031	2,000	2,087,227
Series 2026-B 5.00%, 12/01/2034	2,275	2,388,595
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	3,300	3,475,308
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	3,000	3,107,443
Series 2025-G 5.00%, 10/01/2035	2,000	2,061,228
Series 2026-E 5.00%, 07/01/2033	4,000	4,136,548
Series 2026-H 3.795% (SOFR + 1.35%), 12/01/2031(b)	4,000	3,989,274
5.00%, 01/01/2034	1,000	1,034,911
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	2,595	2,648,675
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055	2,000	2,078,853
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	6,250	6,429,191
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	5,500	5,603,148
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	5,000	4,969,783
Series 2025-H 5.00%, 11/01/2035	8,000	8,278,088

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	$970	$1,027,459

		65,766,027

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-B 5.25%, 09/01/2045(a)	115	113,777

Arizona – 0.8%
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	500	515,893
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2020 5.00%, 05/15/2056	430	377,516
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	565	604,767
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	3,000	3,066,279
Sierra Vista Industrial Development Authority (ALA Johnston Holdings LLC) Series 2026 5.50%, 06/15/2036(a)	1,000	963,504

		5,527,959

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(a)	2,800	2,879,145
7.375%, 07/01/2056(a)	1,000	1,031,655
City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040	1,000	983,561

		4,894,361

California – 4.3%
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,045	1,129,008
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,500	1,582,954
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	2,000	2,117,191
Series 2026 5.00%, 02/01/2031	1,000	1,047,555
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 5.00%, 04/01/2056	7,000	7,336,525

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	$2,000	$2,132,979
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,063,804
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	2,655	1,699,200
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	997	940,826
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	800	829,605
California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.25%, 09/02/2061(a)	1,000	1,011,474
Central Valley Energy Authority (Pacific Life Insurance) Series 2026-2 5.00%, 12/01/2055(a)(c)	7,000	7,307,624
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	8,000	747,797
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033	1,500	1,570,626
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	131,702

		30,648,870

Colorado – 0.1%
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.375%, 03/01/2055(a)	520	505,066

Connecticut – 0.0%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) BAM Series 2026-E Zero Coupon, 08/01/2048	1,000	324,863

Florida – 1.7%
Avenir Community Development District (Avenir Community Development District Assessment Area Two) Series 2021 5.125%, 05/01/2052(a)	1,250	1,217,844
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	1,500	1,525,131
5.25%, 12/01/2055	1,000	1,009,039

	Principal Amount (000)	U.S. $ Value

Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(d)	$1,400	$1,394,100
Governors Park South Community Development District (Governors Park South Community Development District Assessment Area Two) Series 2026 5.80%, 05/01/2056	1,060	1,032,868
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2026 5.25%, 10/01/2044(a)	1,000	999,372
Miami-Dade County Industrial Development Authority (Mater Academy, Inc.) Series 2026 5.25%, 06/15/2056	1,000	989,579
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,030,215
Normandy II Community Development District (Normandy II Community Development District Assessment Area One) Series 2026 4.875%, 05/01/2036(a)(e)	1,000	1,000,119
Palmetto Ridge Community Development District (Palmetto Ridge Community Development District Assessment Area Two) Series 2026 5.80%, 05/01/2056	1,000	971,700
Wildblue Community Development District (Wildblue Community Development District Series 2026 Special Assessment) Series 2026 4.45%, 05/01/2036	610	597,580

		11,767,547

Georgia – 1.1%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	1,550	1,688,298
Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033	1,000	1,047,068
Main Street Energy, Inc. (Citigroup, Inc.) Series 2025-D 5.00%, 12/01/2033	3,000	3,114,505
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	2,000	2,081,592

		7,931,463

Guam – 0.5%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	325	339,397
5.00%, 07/01/2044	370	378,001
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,375	2,220,924

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2029	$325	$339,315

		3,277,637

Illinois – 1.8%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.875%, 12/01/2047	1,000	1,010,090
Series 2025 5.75%, 12/01/2050	9,740	9,781,045
6.25%, 12/01/2050	1,000	1,040,012
Series 2025-B 5.50%, 12/01/2036	500	521,571

		12,352,718

Indiana – 0.4%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	1,000	1,012,815
Indiana Finance Authority (Marian University Inc/IN) Series 2026 5.25%, 09/15/2056	1,000	968,448
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	916,565

		2,897,828

Iowa – 0.3%
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	2,250	2,358,974

Kentucky – 1.2%
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	6,905	7,149,605
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	1,000	1,055,561

		8,205,166

Massachusetts – 0.0%
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	300	304,569

Minnesota – 1.3%
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	8,990	9,201,979

Mississippi – 0.0%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	415	338,648

	Principal Amount (000)	U.S. $ Value

Montana – 0.3%
Montana Facility Finance Authority (Powell County Memorial Hospital Association) Series 2026 6.75%, 07/01/2058	$1,000	$1,008,080
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026-A 5.50%, 11/15/2046	1,000	986,074

		1,994,154

New Hampshire – 0.9%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	1,860	1,811,692
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041	2,000	752,003
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	943	544,516
Series 2026 Zero Coupon, 12/15/2034(a)	250	144,092
6.50%, 12/01/2034(a)	396	396,094
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	998	942,042
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	999	989,884
Series 2026-2, Class A2 4.40%, 04/20/2043	999	961,397

		6,541,720

New Jersey – 0.5%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,750	1,841,934
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	1,470	1,419,325

		3,261,259

New York – 53.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	850	837,537
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,004,360
5.25%, 07/01/2057	2,850	2,847,984
5.25%, 07/01/2062	6,555	6,497,778
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.50%, 06/15/2055	1,000	962,107

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.25%, 06/15/2051	$1,535	$1,523,406
5.50%, 06/15/2065	1,000	989,735
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2041	1,725	1,609,084
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	6,945	7,117,692
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.50%, 06/01/2056(a)	2,000	1,944,819
5.75%, 06/01/2066(a)	3,000	2,974,310
City of Albany NY (City of Albany NY) Series 2022 4.00%, 03/15/2030	1,220	1,266,547
City of New York NY (City of New York NY) Series 2024-A 5.00%, 08/01/2027	6,000	6,130,795
Series 2024-C 5.00%, 09/01/2040	2,610	2,754,892
Series 2025 5.00%, 08/01/2028	2,000	2,084,810
Series 2025-D 5.25%, 10/01/2047	5,000	5,297,326
Series 2025-G 5.25%, 02/01/2048	2,000	2,103,703
Series 2026-E 4.324%, 08/01/2028	1,000	996,902
Series 2026-G 5.25%, 02/01/2046	4,500	4,814,064
5.25%, 02/01/2053	1,250	1,294,257
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,755	2,661,782
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group) Series 2022 5.25%, 12/01/2052	2,760	2,766,015
Hempstead Town Local Development Corp. (Adelphi University) Series 2026 5.00%, 10/01/2043	1,500	1,526,897
Series 2026-A 5.00%, 10/01/2044	1,700	1,718,269
5.00%, 10/01/2056	4,765	4,506,591
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	1,000	941,859
Long Island Power Authority (Long Island Power Authority) Series 2022-B 5.00%, 09/01/2052	1,500	1,519,049
Series 2026-B 5.00%, 09/01/2036(e)	5,000	5,622,075

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2021-A 4.00%, 11/15/2043	$5,000	$4,560,653
Series 2024-B 5.00%, 11/15/2040	2,500	2,651,493
Series 2025 5.00%, 11/15/2037	2,000	2,172,742
Monroe County Industrial Development Corp./NY (University of Rochester) Series 2020 4.00%, 07/01/2050	1,500	1,365,149
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	1,105	1,038,398
Series 2025-A 5.00%, 02/15/2041	1,210	1,303,933
New York City Industrial Development Agency (Yankee Stadium LLC) Series 2020 3.00%, 03/01/2049	2,000	1,415,448
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2024 4.00%, 06/15/2045	1,000	933,870
Series 2026-D 5.00%, 06/15/2046	2,500	2,631,533
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2020-1 5.00%, 11/01/2026	1,000	1,005,805
Series 2024-D 5.50%, 05/01/2052	12,000	12,720,048
Series 2025-A 5.25%, 05/01/2046	1,065	1,134,893
Series 2026 5.00%, 11/01/2040	2,765	2,978,001
5.50%, 11/01/2054	1,300	1,390,235
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2026-B 5.00%, 11/15/2046(e)	2,000	2,098,745
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	5,300	5,388,806
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2005 5.25%, 10/01/2035	3,500	3,930,497
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 2.75%, 02/15/2044	2,000	1,513,370
New York State Dormitory Authority (Barnard College) Series 2020-A 4.00%, 07/01/2045	1,000	883,052
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,500	2,670,052

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2051	$1,000	$972,940
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 4.00%, 08/01/2037	2,050	1,904,101
Series 2020 4.00%, 09/01/2040	1,870	1,724,880
4.00%, 09/01/2050	4,965	4,046,681
AG Series 2020 3.00%, 09/01/2050	5,415	3,743,970
Series 2024 5.25%, 11/01/2040	1,000	1,045,921
5.50%, 11/01/2047	1,000	1,035,300
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.00%, 07/01/2045	1,300	1,302,710
5.25%, 07/01/2050	1,240	1,225,165
New York State Dormitory Authority (New School/The) Series 2022-A 4.00%, 07/01/2052	1,000	807,589
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,021,503
Series 2024 4.00%, 05/01/2039	2,900	2,769,068
5.00%, 05/01/2034	4,075	4,494,323
5.25%, 05/01/2054	1,000	1,024,751
Series 2025 5.00%, 05/01/2033	1,090	1,196,160
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 4.00%, 03/15/2040	1,055	1,005,284
Series 2025-A 5.00%, 03/15/2055	2,250	2,292,905
New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	1,000	772,877
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	10,335	10,553,433
AG Series 2024 5.50%, 10/01/2054	3,000	3,129,504
New York State Dormitory Authority (Yeshiva University) Series 2022-A 5.00%, 07/15/2050	2,365	2,288,810
New York State Energy Research & Development Authority (New York State Electric & Gas) Series 2023-C 4.00%, 04/01/2034	3,500	3,551,020
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2026 4.30%, 12/01/2044(a)	1,250	1,240,353

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2026 5.00%, 01/01/2050	$4,800	$4,941,048
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.25%, 08/01/2031	2,135	2,210,664
5.375%, 08/01/2036	1,000	1,036,347
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,500	1,478,550
5.00%, 01/01/2030	1,000	1,023,145
Series 2020 4.00%, 10/01/2030	5,500	5,582,305
4.375%, 10/01/2045	12,775	12,050,025
5.00%, 10/01/2035	3,000	3,113,239
5.00%, 10/01/2040	2,460	2,506,968
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2041	1,915	1,792,678
4.00%, 04/30/2053	8,800	7,578,159
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2035	2,210	2,287,844
Series 2022 5.00%, 12/01/2030	5,825	6,162,564
5.00%, 12/01/2031	3,000	3,189,972
5.00%, 12/01/2034	4,750	5,035,035
5.00%, 12/01/2035	2,000	2,109,356
5.00%, 12/01/2037	2,500	2,608,024
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	13,100	13,253,261
AG Series 2024 0.00%, 12/31/2054(d)	9,500	6,206,343
4.50%, 12/31/2054	2,650	2,495,801
5.25%, 12/31/2054	1,000	1,015,537
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	1,500	1,488,397
Series 2024 5.00%, 06/30/2060	1,000	962,879
5.25%, 06/30/2049	1,500	1,506,849
5.50%, 06/30/2054	17,000	17,212,765
5.50%, 06/30/2060	14,305	14,406,464
Series 2025 6.00%, 06/30/2055	2,300	2,414,591
6.00%, 06/30/2059	8,350	8,742,473
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016 4.00%, 07/01/2031	2,100	2,072,992
Series 2016-A 5.00%, 07/01/2046	5,500	5,405,393
Series 2026 5.00%, 01/01/2032(a)(e)	1,615	1,707,933
5.00%, 07/01/2040(a)(e)	1,545	1,593,495

	Principal Amount (000)	U.S. $ Value

Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	$1,500	$1,333,605
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 4.00%, 03/15/2035	1,000	966,495
5.00%, 09/15/2031	1,545	1,582,419
Series 2022 5.00%, 01/15/2041	905	943,631
Series 2023-2 5.00%, 12/01/2031	1,150	1,237,284
Series 2024-2 5.00%, 09/01/2030	1,500	1,598,262
Rensselaer County Capital Resource Corp. (County of Rensselaer NY Lease) Series 2026 5.25%, 04/01/2042	3,535	3,836,404
St. Lawrence County Industrial Development Agency (St. Lawrence University) Series 2016 4.00%, 07/01/2043	1,715	1,406,865
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	500	510,445
6.00%, 12/01/2053	1,000	1,016,679
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022 5.25%, 05/15/2047	3,375	3,557,534
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	1,375	1,410,707
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2030	1,365	1,447,404
Series 2026 5.00%, 09/01/2039	1,000	1,057,777
5.00%, 09/01/2040	2,050	2,157,600
5.00%, 09/01/2041	1,850	1,936,683
5.00%, 09/01/2042	1,150	1,203,410
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 5.00%, 12/01/2031	1,000	1,075,461
Series 2026 5.00%, 12/01/2035	1,955	2,171,119
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	955	893,626
5.00%, 06/01/2048	5,110	4,743,457
Series 2017-A 5.00%, 06/01/2030	275	278,685
Tuxedo Farms Local Development Corp. (Tuxedo Farms Sewer District) Series 2015 6.55%, 11/01/2047(a)	7,000	7,210,020

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 5.25%, 12/01/2040(a)	$500	$496,872
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	2,000	1,873,747

		376,387,903

Ohio – 1.0%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	9,190	6,949,033

Pennsylvania – 0.1%
City of Erie Higher Education Building Authority (Gannon University) Series 2016 4.00%, 05/01/2046	1,000	807,331

Puerto Rico – 5.6%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 4.00%, 07/01/2035	1,565	1,550,944
4.00%, 07/01/2037	1,917	1,872,836
4.00%, 07/01/2046	6,525	5,897,741
Series 2022-A Zero Coupon, 11/01/2051	500	220,000
1.00%, 11/01/2051	2,984	1,188,265
Series 2022-C 1.00%, 11/01/2043	2,314	1,648,929
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	118	116,590
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	1,000	1,008,322
Series 2021-B 4.00%, 07/01/2042(a)	3,500	3,354,960
4.00%, 07/01/2047(a)	2,965	2,726,436
Series 2022-A 5.00%, 07/01/2037(a)	1,205	1,264,396
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2024(f)(g)	405	294,638
5.00%, 07/01/2037(f)(h)	1,100	800,250
Series 2010-X 5.25%, 07/01/2040(f)(h)	1,090	792,975
Series 2010ZZ 5.25%, 07/01/2023(f)(g)	690	501,975
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	1,925	2,167,915
6.50%, 01/01/2042	500	556,720
6.75%, 01/01/2045	1,000	1,125,534

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	$6,150	$5,574,322
Zero Coupon, 07/01/2033	2,000	1,561,030
Zero Coupon, 07/01/2051	1,000	264,395
Series 2019-A 4.329%, 07/01/2040	1,000	976,394
5.00%, 07/01/2058	4,275	4,107,412

		39,572,979

South Carolina – 0.3%
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,058,391
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,000	1,022,232

		2,080,623

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	1,000	966,606
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	650	621,473
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,850	1,939,937
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	1,000	1,038,227

		4,566,243

Texas – 4.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2026 5.50%, 07/15/2036	1,000	1,079,087
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.50%, 07/01/2056(a)	3,050	3,159,552
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	400	367,892
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	1,250	1,136,310
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 3.00%, 01/01/2050(a)	1,000	626,470
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,036,411

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	$6,000	$6,192,951
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	6,530	6,727,888
Series 2026-A 5.25%, 03/01/2037(e)	10,000	10,513,502

		30,840,063

Utah – 0.6%
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.50%, 12/01/2055(a)	1,000	1,019,045
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	500	506,149
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2046(d)	1,000	785,068
0.00%, 03/01/2057(d)	1,000	772,414
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.875%, 12/01/2055(a)	1,000	1,011,617

		4,094,293

Virginia – 0.1%
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	700	699,945

Washington – 0.1%
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2041(a)	440	429,011

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,160	1,133,556

Wisconsin – 2.3%
Public Finance Authority (PFAR4 2026-1) Series 2026-1, Class A1 4.477%, 12/05/2040	999	961,743
Series 2026-1, Class A2 4.477%, 12/05/2040	999	920,062
Wisconsin Health & Educational Facilities Authority (Chiara Communities, Inc.) Series 2018 4.375%, 07/01/2038	650	620,036
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,000,837
6.00%, 07/01/2060	1,250	1,255,044

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	$1,000	$790,196
Wisconsin Public Finance Authority (Bedford Forest View LLC) Series 2026 7.75%, 02/01/2037(a)	1,000	966,928
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	500	254,275
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	200	198,142
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.50%, 12/01/2044(a)	1,000	1,008,858
Series 2026 6.00%, 12/01/2045(a)	1,000	1,043,844
Wisconsin Public Finance Authority (Peapack Senior Living Obligated Group) Series 2026 7.00%, 06/01/2061(a)(e)	1,000	987,737
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	105	114,753
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	1,770	1,826,301
6.50%, 06/30/2060	2,150	2,352,483
6.50%, 12/31/2065	1,100	1,203,596
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	650	584,477

		16,089,312

Total Long-Term Municipal Bonds (cost $669,999,117)		661,864,877

Short-Term Municipal Notes – 7.0%
New York – 7.0%
Battery Park City Authority (Battery Park City Authority) Series 2019-D 3.04%, 11/01/2038(i)	1,700	1,700,000
Brewster Central School District (Brewster Central School District) Series 2026 4.00%, 02/12/2027	2,000	2,013,160
City of Buffalo NY (City of Buffalo NY) Series 2025-A 4.00%, 09/30/2026	1,745	1,747,894
City of New York NY (City of New York NY) Series 2014-1 3.05%, 03/01/2040(i)	6,430	6,430,000
Series 2017-B 3.05%, 10/01/2046(i)	3,125	3,125,000

	Principal Amount (000)	U.S. $ Value

Series 2026-E 4.124%, 08/01/2026	$2,000	$2,000,000
City of Rochester NY (City of Rochester NY) Series 2026-I 4.00%, 07/29/2027	8,000	8,088,750
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015 2.16%, 11/01/2032(i)	800	800,000
2.18%, 11/01/2026(i)	155	155,000
New York City Health & Hospitals Corp. (HHC Capital Corp.) Series 2008-C, Class C 2.10%, 02/15/2031(i)	125	125,000
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-B, Class C 2.04%, 02/15/2031(i)	1,575	1,575,000
New York City Housing Development Corp. (BCRE-90 West Street LLC) Series 2006-A 2.35%, 03/15/2036(i)	1,000	1,000,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 2.15%, 11/01/2048(i)	3,400	3,400,000
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2013 3.05%, 06/15/2050(i)	4,000	4,000,000
Series 2018-B 3.05%, 06/15/2050(i)	1,100	1,100,000
Series 2022 3.05%, 06/15/2044(i)	2,300	2,300,000
New York State Housing Finance Agency (Barclay Street Realty LLC) Series 2004-A 2.30%, 11/15/2037(i)	400	400,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 2.52%, 05/01/2035(i)	1,800	1,800,000
Town of North Hempstead NY (Town of North Hempstead NY) Series 2025-B 4.00%, 09/18/2026	3,000	3,004,800
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	3,000	3,001,331
Series 2026 4.00%, 03/05/2027	1,000	1,007,863
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 2.20%, 02/01/2034(i)	1,035	1,035,000

Total Short-Term Municipal Notes (cost $49,822,515)		49,808,798

Total Municipal Obligations (cost $719,821,632)		711,673,675

Company	Shares	U.S. $Value

SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(j)(k)(l) (cost $34,325,589)	34,325,589	$34,325,589

Total Investments – 105.8% (cost $754,147,221)(m)		745,999,264
Other assets less liabilities – (5.8)%		(41,154,172)

Net Assets – 100.0%		$704,845,092

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	11,000	10/15/2029	2.652%	CPI#	Maturity	$59,610	$—	$59,610
USD	8,800	10/15/2029	2.586%	CPI#	Maturity	75,898	—	75,898
USD	6,100	10/15/2029	2.688%	CPI#	Maturity	22,517	—	22,517
USD	5,700	10/15/2029	2.622%	CPI#	Maturity	39,200	—	39,200
USD	4,300	10/15/2029	2.452%	CPI#	Maturity	64,964	—	64,964
USD	17,800	10/15/2030	2.615%	CPI#	Maturity	79,880	—	79,880

						$342,069	$—	$342,069

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	32,600	07/15/2031	1 Day SOFR	3.979%	Annual	$(277,886)	$—	$(277,886)
USD	10,900	06/15/2033	1 Day SOFR	4.065%	Annual	(102,728)	—	(102,728)
USD	7,700	06/15/2033	1 Day SOFR	4.121%	Annual	(47,509)	—	(47,509)
USD	14,500	10/15/2037	1 Day SOFR	3.894%	Annual	(605,827)	—	(605,827)
USD	13,300	07/25/2056	1 Day SOFR	4.394%	Annual	(267,439)	—	(267,439)
USD	2,600	04/03/2058	1 Day SOFR	4.091%	Annual	(171,350)	—	(171,350)

						$(1,472,739)	$—	$(1,472,739)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,000	06/07/2027	MMD 5 Year^	2.920%	Maturity	$(29,258)	$—	$(29,258)
JPMorgan Chase Bank NA	USD	2,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(31,950)	—	(31,950)

							$(61,208)	$—	$(61,208)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $76,657,032 or 10.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.

(e)	When-Issued or delayed delivery security.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Defaulted.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,330,737 and gross unrealized depreciation of investments was $(10,670,572), resulting in net unrealized depreciation of $(9,339,835).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

AB Corporate Shares

AB Municipal Income Shares N

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$661,864,877	$-0-	$661,864,877
Short-Term Municipal Notes	-0-	49,808,798	-0-	49,808,798
Short-Term Investments	34,325,589	-0-	-0-	34,325,589

Total Investments in Securities	34,325,589	711,673,675	-0-	745,999,264
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	342,069	-0-	342,069
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(1,472,739)	-0-	(1,472,739)
Interest Rate Swaps	-0-	(61,208)	-0-	(61,208)

Total	$34,325,589	$710,481,797	$-0-	$744,807,386

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2026 is as follows:

Fund	Market Value 4/30/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$45,954	$260,842	$272,470	$34,326	$293